Fair value measurements - Fair value on a recurring basis - Significant Other Observable Inputs (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
ASSETS
Forward freight agreements - asset position	$ 0	$ 41
Significant Other Observable Inputs (Level 2) | Designated as cash flow hedges
ASSETS
Forward freight agreements - asset position	0	0
Total	0	0
LIABILITIES
Forward freight agreements - liability position	0	0
Interest rate swaps - liability position	241	437
Total	241	437
Significant Other Observable Inputs (Level 2) | Not designated as cash flow hedges
ASSETS
Forward freight agreements - asset position	0	41
Total	0	41
LIABILITIES
Forward freight agreements - liability position	0	0
Interest rate swaps - liability position	1,963	2,908
Total	$ 1,963	$ 2,908